Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease Liabilities [Abstract]
Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities

Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the year:

	RIGHT-OF-USE ASSETS	LEASE LIABILITIES
At January 1, 2021	1,799	1,975
Additions	70	70
Amortization of right-of-use assets	(279)	—
Interest expense	—	188
Payments	—	(413)
Translation differences	(125)	(141)
At December 31, 2021	1,465	1,679
At January 1, 2020	1,914	2,003
Additions	—	—
Amortization of right-of-use assets	(272)	—
Interest expense	—	204
Payments	—	(399)
Translation differences	157	167
At December 31, 2020	1,799	1,975

Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability

The expense relating to payments not included in the measurement of the lease liability is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Short-term leases	382	203	534
Leasing agreements with low-value	—	—	96
	382	203	630